Equity	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Equity
16.	Equity

(a)	Capital stock and distribution of dividends -
IFS’s shares are listed on the Lima Stock Exchange and, since July 2019, they are listed also on the New York Stock Exchange. IFS’s shares have no nominal value and their issuance value was US$9.72 per share. As of December 31, 2023 and 2022, IFS’s capital stock is represented by 115,447,705 subscribed and paid-in common shares.
The General Shareholders’ Meeting of IFS held on April 1, 2024, agreed to distribute dividends charged to profits for the year 2023 for approximately US$115,443,000 (equivalent to approximately S/
427,369,000); equivalent to US$1.00 per share, which will be paid on April 29, 2024.
The General Shareholders’ Meeting of IFS held on March 31, 2023, agreed to distribute dividends charged to profits for the year 2022 for approximately US$136,222,000 (equivalent to approximately S/511,788,000); equivalent to US$1.18 per share, which were paid on May 8, 2023.
The General Shareholders’ Meeting of IFS held on March 31, 2022, agreed to distribute dividends charged to profits for the year 2021 for approximately US$202,025,000 (equivalent to approximately S/751,532,000); equivalent to US$1.75 per share, which were paid on May 6, 2022.
The General Extraordinary Shareholders’ Meeting of IFS held on November 24, 2021, agreed to distribute extraordinary dividends for approximately US$75,038,000 (equivalent to approximately S/301,757,000), equivalent to US$0.65 per share, which were

paid on December 20, 2021.
The General Shareholders’ Meeting of IFS held on March 31, 2021, agreed to distribute dividends for the year 2020 for approximately US$88,891,000 (equivalent to approximately S/332,096,000), equivalent to US$0.77 per share, which were paid on May 6, 2021.

(b)	Treasury stock -
As of December 31, 2023 and 2022, the Company and some Subsidiaries hold 967,000 and 29,000 shares issued by IFS, respectively, with an acquisition cost equivalent to S/84,309,000 and S/3,363,000.
On March 31, 2023, the General Shareholders of IFS approved the Share Repurchase Program for an amount of up to US$100 million of common shares, which may be carried out simultaneously on the Lima Stock Exchange – BVL and New York Stock Exchange – NYSE, on one or more dates at market value. The program is expected to continue until terminated by the Board of Directors.
During 2023, within the framework of this Program, Interbank has purchased 938,371 shares, at their
market values, for the approximate sum of US$21,952,000 (approximately equivalent to S/81,021,000).
On March 29, 2023, Interfondos sold 750 shares for an approximate amount of S/75,000.

(c)	Capital surplus -
Corresponds to the difference between the nominal value of the shares issued and their public offerings price, which were performed in 2007 and 2019. Capital surplus is presented net of the expenses incurred and related to
the issuance of such shares.

(d)	Unrealized results, net -
This item is made up as follows:

	Unrealized gain (loss)

	Instruments that will not be reclassified to consolidated statement of income	Instruments to be reclassified to the consolidated statement of income
	Equity instruments at fair value	Debt instruments at fair value	Insurance premiums reserve	Cash flow hedge reserve	Translation of foreign operations	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Balances as of January 1, 2021	297,212	1,667,103	(1,255,845)	(37,108)	165,411	836,773
Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	1,389,995	—	—	1,389,995
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	145,899	—	—	—	—	145,899
Transfer to retained earnings from realized gain from equity instruments at fair value through other comprehensive income, Note 5(g)	(451,898)	—	—	—	—	(451,898)
Unrealized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	(1,986,046)	—	—	—	(1,986,046)
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	(249,689)	—	—	—	(249,689)
Transfer of impairment gain on debt instruments at fair value through other comprehensive income	—	(30,994)	—	—	—	(30,994)
Variation for net unrealized loss on cash flow hedges	—	—	—	68,615	—	68,615
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	13,371	—	13,371
Translation of foreign operations	—	—	—	—	95,674	95,674

Balances as of December 31, 2021	(8,787)	(599,626)	134,150	44,878	261,085	(168,300)

Changes due to first adoption of IFRS 17, see Note 3.7	—	—	(134,177)	—	—	(134,177)

Balances as of January 1, 2022 - Restated (Note 3.7)	(8,787)	(599,626)	(27)	44,878	261,085	(302,477)

Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	1,711,520	—	—	1,711,520
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	(21,663)	—	—	—	—	(21,663)
Transfer to retained earnings from realized loss from equity instruments at fair value through other comprehensive income, Note 5(g)	(16,313)	—	—	—	—	(16,313)
Unrealized loss from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	(1,848,192)	—	—	—	(1,848,192)
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	14,263	—	—	—	14,263
Transfer of impairment recovery on debt instruments at fair value through other comprehensive income	—	12,746	—	—	—	12,746
Variation for net unrealized loss on cash flow hedges	—	—	—	(70,170)	—	(70,170)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	16,030	—	16,030
Translation of foreign operations	—	—	—	—	(50,165)	(50,165)

Balances as of December 31, 2022 - Restated (Note 3.7)	(46,763)	(2,420,809)	1,711,493	(9,262)	210,920	(554,421)

Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—		(968,599)	—	—	(968,599)

	Unrealized gain (loss)

	Instruments that will not be reclassified to consolidated statement of income	Instruments to be reclassified to the consolidated statement of income
	Equity instruments at fair value	Debt instruments at fair value	Insurance premiums reserve	Cash flow hedge reserve	Translation of foreign operations	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss.	16,055	—	—	—	—	16,055
Transfer to retained earnings from realized gain from equity instruments at fair value through other comprehensive income, Note 5(g)	(33,433)	—	—	—	—	(33,433)
Unrealized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss.	—	1,128,206	—	—	—	1,128,206
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of realized loss.	—	(8,350)	—	—	—	(8,350)
Transfer of impairment recovery on debt instruments at fair value through other comprehensive income	—	7,390	—	—	—	7,390
Variation for net unrealized loss on cash flow hedges	—	—	—	(67,980)	—	(67,980)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	45,309	—	45,309
Translation of foreign operations	—	—	—	—	(21,970)	(21,970)

Balances as of December 31, 2023	(64,141)	(1,293,563)	742,894	(31,933)	188,950	(457,793)

(e)	Components of other comprehensive income -
The consolidated statement of comprehensive income includes: (i) other comprehensive income that will not be reclassified to the consolidated statement of income in future periods, such as the revaluation of gain (loss) in equity instruments at fair value through other comprehensive income; which will not be reclassified to the consolidated statement of income at the time of its disposal, but will be reclassified to retained earnings; and (ii) other comprehensive income to be reclassified to the consolidated statement of income in future periods, such as the comprehensive income of financial instruments derivatives used as cash flow hedges, debt instruments at fair value through other comprehensive income and translation for foreign operations. Below is the movement of the caption:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)
Other comprehensive income that will not be reclassified to the consolidated statement of income in future periods:
Equity instruments at fair value through other comprehensive income
Gains (losses) on equity instruments at fair value through other comprehensive income, net	16,055	(21,663)	145,899

Subtotal	16,055	(21,663)	145,899

Non-controlling interest	8	(43)	231
Income Tax	157	(218)	31

Total	16,220	(21,924)	146,161

Other comprehensive income to be reclassified to the consolidated statement of income in future periods:
Debt instruments at fair value through other comprehensive income
Net gain (loss) unrealized on debt instruments at fair value through other comprehensive income	1,128,206	(1,848,192)	(1,986,046)
Transfer to income of net realized (gain) loss on debt instruments at fair value through other comprehensive income	(8,350)	14,263	(249,689)
Transfer to income of loss (recovery) for impairment on debt instruments at fair value through other comprehensive income	7,390	12,746	(30,994)

Subtotal	1,127,246	(1,821,183)	(2,266,729)

Non-controlling interest	3,618	(4,423)	(6,978)
Income Tax	3,645	(8,250)	(8,404)

Total	1,134,509	(1,833,856)	(2,282,111)

Insurance premiums reserve	—	—	1,389,995
Non-controlling interest	—	—	2,285

Total	—	—	1,392,280

Insurance contracts reserve at fair value, Note 14(b)	(968,599)	1,711,520	—

Non-controlling interest	(1,592)	2,814	—

Total	(970,191)	1,714,334	—

Cash flow hedges:
Net (loss) gain from cash flow hedges	(67,980)	(70,170)	68,615
Transfer of net realized loss from cash flow hedge to consolidated statement of income	45,309	16,030	13,371

Subtotal	(22,671)	(54,140)	81,986

Non-controlling interest	(105)	(144)	261
Income Tax	(6,336)	(8,670)	15,696

Total	(29,112)	(62,954)	97,943

Foreign currency translation	(21,970)	(50,165)	95,674

(f)	Shareholders’ equity for legal purposes (regulatory capital) -
IFS is not required to establish a regulatory capital for statutory purposes. As of December 31, 2023 and 2022, the regulatory capital required for Interbank, Interseguro and Inteligo Bank (a Subsidiary of Inteligo Group Corp.), is calculated based on the separate financial statement of each Subsidiary and prepared following the accounting principles and practices of their respective regulators (the SBS or the Central Bank of the Bahamas, in the case of Inteligo Bank).
The regulatory capital required for Interbank, Interseguro and Inteligo Bank is detailed below:
Interbank’s regulatory capital -
According to Legislative Decree No. 1028, Interbank’s regulatory capital must be equal to or higher than 10 percent of the assets and contingent credits weighted by total risk represented by the sum of the regulatory capital requirement for market risk multiplied by 10, the regulatory capital requirement for operational risk multiplied by 10 and the assets and contingent credits weighted by credit risk.
Through Multiple Official Letter No. 27358-2021 and Emergency Decree 003-2022, it was established that in the period between April 2021 and August 2022, the regulatory capital for financial companies shall be equal or higher than 8 percent of total risk-weighted assets and contingencies, and from September 2022 to March 2023, it will be of 8.5 percent. Once this period ends, the regulatory capital shall go back to be equal or higher than 10 percent determined as or indicated above.
SBS Resolution No. 3952-2022, and its amendments, established that within the period between January and March 2023, the regulatory capital for financial companies must be equal or higher than 8.5 percent of the assets and contingent assets weighted by total risks; equal or higher than 9 percent between April 2023 and February 2024; equal or higher than 9.5 percent between March and August 2024; and 10 percent from September 2024 onwards. This also modifies the regulations for regulatory capital requirements for credit risk, revoking Official Multiple Letter No. 27358-2021-SBS and Emergency Decree No. 003-2022.

As of December 31, 2023 and 2022, in application of the provisions of the SBS Resolutions, Interbank maintains the following amounts related to the risk weighted assets and contingent and regulatory capital (basic and supplementary):

	2023	2022
	S/(000)	S/(000)
Total risk weighted assets and credits	63,494,884	64,690,083
Total regulatory capital	9,811,486	9,754,806
Basic regulatory capital (Level 1)	7,461,727	7,016,417
Supplementary regulatory capital (Level 2)	2,349,759	2,738,389
Global capital to regulatory capital ratio	15.45%	15.08%
As of December 31, 2023 and 2022, Interbank has complied with SBS Resolutions No.2115-2009, No.6328-2009, No.14354-2009, No.4128-2014, “Regulations for the Regulatory Capital Requirement for Operational Risk”, “Market Risk” and “Credit Risk”, respectively, and their amendments. These resolutions establish, mainly, the methodologies to be applied by financial entities to calculate the assets and credits weighted per type of risk.
SBS Resolution No. 3953-2022 establishes the calculation of the regulatory capital requirement for additional risks, which shall be equal to the sum of the regulatory capital requirements for concentration risk plus the regulatory capital requirements of interest rate risk in the banking book, thus revoking SBS Resolution No. 8425-2011. Also, it establishes an adaptation period until December 2023. As of December 31, 2023, the regulatory capital requirement for additional risks is approximately S/594,256,000.
Previously, Resolution No. 8425-2011 was in force and, in application of said standard, established the calculation of the additional regulatory capital requirement as the sum of the regulatory capital requirements calculated for each of the following components: economic cycle, concentration risk, market concentration risk, interest rate risk in the banking book and other risks. As of December 31, 2022, the additional regulatory capital requirement estimated by Interbank amounted to approximately
S/840,914,000.
On March 26, 2020, the SBS issued SBS Resolution No. 1264-2020, which establishes that the calculation of regulatory capital requirements will not be increased in relation the weighting factor for mortgage loans and non-revolving consumer loans that have been subject to rescheduling that included the maturity term extension. In that sense, this extension in the loan’s maturity term has not generated that Interbank require higher regulatory capital requirements due to the weighting factor. Also, said Resolution authorizes financial entities to use the cumulative additional regulatory capital for the economic cycle component.
Interseguro’s regulatory capital -
In accordance with SBS Resolution No. 1124-2006, and its amendments, Interseguro is required to maintain a level of regulatory capital to maintain a minimum equity to support technical risks and other risks that could affect it. The regulatory capital must be higher than the amount resulting from the sum of the solvency net equity, the guarantee fund and the regulatory capital intended to cover credit risks.
The solvency net equity is represented by the higher amount between the solvency margin and the minimal capital. As of December 31, 2023 and 2022, the solvency net equity is represented by the solvency margin. The solvency margin is the complementary support that insurance entities must maintain to deal with possible situations of excess claims not foreseen in the establishment of technical reserves. The total solvency margin corresponds to the sum of the solvency margins of each branch in which Interseguro operates.

Also, the guarantee fund represents the additional equity support that insurance companies must maintain to deal with the other risks that can affect them and that are not covered by the solvency net equity, such as
investment risks and other risks. The monthly amount of said fund must be equivalent to 35 percent of
the solvency net equity, calculated in accordance with SBS Resolution No. 1124-2006 and its amendments.
As of December 31, 2023 and 2022, Interseguro’s surplus equity is as follows:

	2023	2022
	S/(000)	S/(000)
Regulatory capital	1,370,151	1,338,237
Less
Solvency equity (solvency margin)	698,409	714,875
Guarantee fund	455,253	250,207

Surplus	216,489	373,155

Inteligo Bank’s regulatory capital -
The Central Bank of the Bahamas requires Inteligo Bank to maintain a regulatory capital of not less than 8 percent of its risk weighted assets. Inteligo Bank’s capital ratio As of December 31, 2023 and 2022 is the following:

	2023	2022
	US$(000)	US$(000)
Total eligible capital	137,460	195,806

Total risk weighted assets	792,352	959,241

Capital adequacy ratio (in percentage)	17.35	20.41

In Management’s opinion, its Subsidiaries have complied with the requirements set forth by the regulatory entities.

(g)	Reserves -
The General Shareholders’ Meeting of IFS held on March 31, 2022, agreed to constitute reserves for S/800,000,000 charged to retained earnings.

(h)	Subsidiaries’ legal and special reserves –
In accordance with Peruvian regulations, the Subsidiaries domiciled in Peru are required to establish a reserve equivalent to a certain percentage of their paid-in capital (20 or 35 percent, depending on their economic activity) through annual transfers of not less than 10 percent of their net income. As of December 31, 2023 and 2022, the reserves constituted by the Peruvian subsidiaries amounted to S/1,670,500,000 and S/1,545,471,000, respectively.